Financial liabilities - Trade payables and other liabilities (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			12 Months Ended
	Jan. 31, 2022 EUR (€) shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Jan. 31, 2022 € / shares shares
Financial liabilities
Trade payables			€ 5,628	€ 6,317
Government grants (deferred income)			6,685	7,950
Contract liabilities			694	651
Warrant liability			394	260
Deferred income including contract liabilities			694	651	€ 2,506
Derivative liabilities			242	376
Others			7,961	9,601
Trade payables and other liabilities			21,604	25,155
Non-current			6,385	7,726
Current			15,219	17,429
Grants received for investment in property, plant and equipment			0	506	168
Revenue from performance obligations satisfied			43	1,915	3,201
Provision for outstanding invoices			1,161	1,074	4,978
Personnel related liabilities for vacation and bonuses			3,559	3,717	4,812
VAT payable			0	0	905
Provision for Closings and Audit of Financial Statements			1,422	1,648	932
Liabilities for wage and church tax			€ 328	€ 342	€ 1,040
Amount of warrant liabilities per share | € / shares			€ 0.29	€ 0.19
Increase in fair value of warrant liabilities			€ 159	€ (2,574)
Increase In Fair Value Of Warrant Liabilities			€ 159
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs	€ 15,000
Shares issued during period | shares	4,479,088	4,479,088
Share price | (per share)		$ 3.73				€ 3.35
Number of securities called by warrants | shares		1,343,727				1,343,727
Exercise price of warrants | $ / shares		$ 7.72
Value of other equity instruments granted under share based payment arrangement	€ 2,800	$ 3.2